Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalent	$ 4,064	$ 1,123
Restricted cash	7,260	7,318
Accounts receivable, net	2,052	2,541
Prepaid and other current assets	686	659
Total current assets	14,062	11,641
Non-current assets:
Property and equipment, net	1,493	1,200
Intangible assets, net	507	512
Operating lease right-of-use asset	5,793	2,722
Other non-current assets	1,339	1,296
Total non-current assets	9,132	5,730
Total assets	23,194	17,371
Current liabilities:
Short-term borrowings	4,904	2,700
Accounts payable	825	749
Accrued and other liabilities	2,284	1,029
Income taxes payable	58	12
Operating lease liability, current	712	2,357
Total current liabilities	8,783	6,847
Non-current liabilities:
Operating lease liability, non-current	5,290	3,787
Other non-current liabilities	500
Total non-current liabilities	5,790	3,787
Total liabilities	14,573	10,634
EQUITY
Preferred shares ($0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2024 and June 30, 2025)
Additional paid-in capital	517,031	517,031
Accumulated deficit	(508,441)	(510,325)
Accumulated other comprehensive loss	(128)	(128)
Total equity	8,621	6,737
Total liabilities and equity	23,194	17,371
Class A Ordinary shares
EQUITY
Ordinary shares, value	146	146
Class C Ordinary shares
EQUITY
Ordinary shares, value	$ 13	$ 13